Subsequent events (Details) - shares	1 Months Ended	6 Months Ended
	Jul. 28, 2021	Jun. 30, 2021	Jun. 30, 2020
Subsequent Event | Trivago N.V. | Mr. Schrömgens
Subsequent Event [Line Items]
Ownership percentage by noncontrolling owners	15.10%
Non-controlling interest, voting percentage	19.80%
Class A common stock | Subsequent Event
Subsequent Event [Line Items]
Share-based awards, shares issued upon exercise (in shares)	151,944
Shares converted (in shares)	25,628,205
Class B common stock
Subsequent Event [Line Items]
Shares converted (in shares)		9,625,000	3,500,000
Class B common stock | Subsequent Event
Subsequent Event [Line Items]
Shares converted (in shares)	25,628,205